Long-Term Debt, Net - EnTrust Loan Agreement (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 24, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Proceeds from borrowings			$ 43,700	$ 15,700	$ 280
Borrowings			37,746	36,868
Pledged cash			2,435	1,350
Borrowing costs capitalised			$ 880	$ 253	$ 0
EnTrust
Disclosure of detailed information about borrowings [Line Items]
Loan Facility, Maximum borrowing capacity	$ 37,000
Borrowings, interest rate basis	Libor
Borrowings, adjustment to interest rate basis	8.50%
Default Interest Rate	10.50%
Proceeds from borrowings		$ 37,000
Debt Instrument Covenant Description			Each Borrower shall maintain in its earnings account during a “Cash Sweep Period”, which is the period commencing on the relevant Utilisation Date and ending on 30 September 2019 and each three-month period thereafter commencing on 1 January, 1 April, 1 July and 1 October in each financial year of that Borrower, with the last such three-month period commencing on 30 June 2020 and ending on 30 September 2020, the applicable “Buffer Amount”, which is in relation to a Borrower for a Cash Sweep Period, the product of: (a) an amount equal to the lower of: (i) $1,000; and (ii) the difference between the daily time charter equivalent rate of the Ship owned by that Borrower, as evidenced in the management accounts, and the “Break-Even Expenses”, as described in the loan agreement, of that ship for that Cash Sweep Period; and (b) the actual number of days lapsed during that Cash Sweep Period for that Borrower. No Borrower shall incur or permit to be outstanding any Financial Indebtedness except “Permitted Financial Indebtedness”. "Permitted Financial Indebtedness" means: (a) any Financial Indebtedness incurred under the Finance Documents; (b) any Financial Indebtedness that is subordinated to all Financial Indebtedness incurred under the Finance Documents pursuant to a Subordination Agreement or otherwise and which is, in the case of any such Financial Indebtedness of the Borrower, the subject of Subordinated Debt Security; and (c) any “Permitted Trade Debt”. "Permitted Trade Debt" means any trade debt on arm's length commercial terms reasonably incurred in the ordinary course of owning, operating, trading, chartering, maintaining and repairing a Ship which remains unpaid for over 15 days of its due date and which does not exceeds $400 (or the equivalent in any other currency) per Ship at any relevant time
Borrowing costs capitalised			$ 880
EnTrust | Tranche A
Disclosure of detailed information about borrowings [Line Items]
Proceeds from borrowings			6,375
Borrowings			$ 6,375
Borrowings Number Of Periodic Payments			6
Borrowings Frequency Of Periodic Payment			quarterly
Periodic payment			$ 266
Balloon Payment to be Paid			$ 4,779
Borrowings, maturity			June 2022
EnTrust | Tranche B
Disclosure of detailed information about borrowings [Line Items]
Proceeds from borrowings			$ 7,375
Borrowings			$ 7,375
Borrowings Number Of Periodic Payments			6
Borrowings Frequency Of Periodic Payment			quarterly
Periodic payment			$ 230
Balloon Payment to be Paid			$ 5,995
Borrowings, maturity			June 2022
EnTrust | Tranche C
Disclosure of detailed information about borrowings [Line Items]
Proceeds from borrowings			$ 7,750
Borrowings			$ 7,750
Borrowings Number Of Periodic Payments			6
Borrowings Frequency Of Periodic Payment			quarterly
Periodic payment			$ 215
Balloon Payment to be Paid			$ 6,460
Borrowings, maturity			June 2022
EnTrust | Tranche D
Disclosure of detailed information about borrowings [Line Items]
Proceeds from borrowings			$ 6,500
Borrowings			$ 6,500
Borrowings Number Of Periodic Payments			6
Borrowings Frequency Of Periodic Payment			quarterly
Periodic payment			$ 406
Balloon Payment to be Paid			$ 4,064
Borrowings, maturity			June 2022
EnTrust | Tranche E
Disclosure of detailed information about borrowings [Line Items]
Proceeds from borrowings			$ 9,000
Borrowings			$ 9,000
Borrowings Number Of Periodic Payments			6
Borrowings Frequency Of Periodic Payment			quarterly
Periodic payment			$ 375
Balloon Payment to be Paid			$ 6,750
Borrowings, maturity			June 2022
EnTrust | Borrower B, C and D
Disclosure of detailed information about borrowings [Line Items]
Debt Instrument Covenant Description			Each of Borrower B, Borrower C and Borrower D shall create a reserve fund in the Reserve Account to meet the anticipated dry docking and special survey fees and expenses for the Ship owned by it, by maintaining in the Reserve Account a minimum credit balance (the "Accruing Dry Docking and Special Survey Reserves") which may not be withdrawn (other than for the purpose of covering the documented and incurred costs and expenses for the next special survey of that Ship), in an amount equal to, at each Quarter End Date, the product of: (i) $500; and (ii) the number of days elapsed from the relevant Utilisation Date until such Quarter End Date, and that Borrower shall ensure that the credit balance of the Reserve Account shall be increased to meet the required amount of the Accruing Dry Docking and Special Survey Reserves by no later than each Quarter End Date.
EnTrust | Borrower A and E
Disclosure of detailed information about borrowings [Line Items]
Debt Instrument Covenant Description			Each of Borrower A and Borrower E shall deposit on the relevant Utilisation Date in the Reserve Account to meet the anticipated dry docking and special survey fees and expenses for Ship which is owned by it, a minimum credit balance in an amount equal to $450 which may not be withdrawn (other than for the purpose of covering the documented and incurred costs and expenses for the next special survey of that Ship).
Cash Segregated Under Covenant Requirements			$ 450
EnTrust | Minimum
Disclosure of detailed information about borrowings [Line Items]
Compensating Balance, Amount per vessel			$ 250
Liquidity to indebtedness ratio			5.00%